Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock Based Compensation Plans

The Company has one share based compensation plan as described below.  Total compensation cost that has been charged against income for the plan was $467,683, $549,836 and $264,462 for 2014, 2013 and 2012, respectively. The total income tax benefit was $180,058, $211,687 and $101,818 for 2014, 2013 and 2012, respectively.

Stock Options

The Company’s 2012 Equity Incentive Plan, which is shareholder approved, permits the granting of share options to its directors, officers and key employees for up to 216,750 shares of common stock.  Option awards are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant; those option awards have vesting periods ranging from one to five years and all options granted expire July 2022. There were 25,750 and 19,250 shares available for future grants under the plan described above as of December 31, 2014 and December 31, 2013, respectively. Compensation recorded in conjunction with the option awards was $43,830, $42,623 and $17,179 for 2014, 2013 and 2012, respectively.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below.  Expected volatilities are based on historical volatilities of the Company's common stock. The Company uses historical data to estimate option exercise and post-vesting termination behavior.  The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable.  The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

The fair value of options granted was determined using the following weighted-average assumptions as of the grant date:

	2014	2013	2012

Risk-free interest rate	1.52%	1.44%	0.60%
Expected term	3.10 years	4.39 years	5.00 years
Expected stock price volatility	22.86%	24.28%	21.98%
Dividend yield	4.66%	4.66%	4.66%

A summary of activity in the stock option plan for 2014 was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2014	192,215	$10.34	8.56	$450,300
Granted	7,133	$12.62	8.12	$—
Exercised	(14,500)	$10.30	—	$37,160
Forfeited or expired	(12,500)	$10.30	—	$33,750
Outstanding at December 31, 2014	172,348	$10.44	7.06	$443,520
Fully vested and expected to vest	108,000	$10.39	7.56	$282,015
Exercisable as of December 31, 2014	64,348	$10.53	6.20	$161,505

Information related to the stock option plan was as follows:

	2014	2013	2012

Intrinsic value of options exercised	$37,160	$28,645	$—
Cash received from option exercises	118,466	30,920	—
Shares received from option exercises	1,133	2,215	—
Tax benefit realized from option exercises	4,798	4,818	—
Weighted average fair value of options granted	1.330	1.692	0.989

As of December 31, 2014, there was $92,371 of total unrecognized compensation cost related to nonvested stock options granted under the plan.  The cost is expected to be recognized over a weighted-average period of 2.6 years.

Stock Awards

The 2012 Equity Incentive Plan provides for the issuance of shares of restricted stock ("RRP") to directors, officers and key employees.  Compensation expense is recognized over the vesting period of the awards based on the fair value of the stock at issue date.  The fair value of the stock was determined using the grant date fair value of $10.30 for shares awarded in July 2012 and $12.43 for shares awarded in June 2014.  RRP shares vest ratably over the five year vesting period on the anniversary date for shares awarded in July 2012 and over the four year vesting period on the anniversary date for those shares awarded in June 2014.  The shares have voting rights and are eligible to receive nonforfeitable dividends on the unvested shares.  These shares are considered to be participating securities in the earnings per share calculation.  Total shares issuable under the plan are 131,500 at December 31, 2014 and December 31, 2013 and 130,500 shares have been issued.

A summary of changes in the Company’s nonvested shares for the year follows:

Nonvested Shares	Shares	Weighted Average Grant Date Fair Value

Nonvested at January 1, 2014	104,000	$10.30
Granted	8,000	$12.43
Vested	(26,000)	$10.46
Forfeited	(8,000)	$10.30
Nonvested at December 31, 2014	78,000	$10.46

As of December 31, 2014, there was $696,956 of total unrecognized compensation cost related to nonvested shares granted under the Plan.  The cost is expected to be recognized over a weighted average period of 2.6 years. Compensation expense recorded in conjunction with the RRP awards was $282,949, $267,347 and $117,822 for 2014, 2013 and 2012, respectively.

Performance Awards

The 2012 Equity Incentive Plan provides for the issuance of shares of performance award restricted stock to directors, officers and key employees.  Compensation expense is recognized over the vesting period of the awards based on the fair value of the stock at issue date. The fair value of the stock was determined using the grant date fair value of $10.30.  Performance shares cliff vest as of July 24, 2015 based on the performance results for the three year period ending December 31, 2014. There are three sets of performance criteria based on the individual award: (1) based on a three year cumulative earnings per share, return on average assets and return on tangible equity metrics weighted at 33%; (2) three year cumulative earnings per share, annual loan growth rate and net charge off rate weighted at 33%; and (3) average revenue and profit margin weighted at 50%. Compensation cost is estimated based on the probability that the performance conditions will be achieved.  As of December 31, 2014, the compensation cost is estimated in the range of 50% - 100% payout under the terms of the plan for the different performance sets.  At each reporting period, the Company will reassess the likelihood of achieving the performance criteria and will adjust compensation expense as needed.   The shares have voting rights.  Upon vesting of the performance shares, any dividends declared during the vesting period will be paid based on the shares vested.  Total shares issuable under the plan are 85,000 at December 31, 2014 and all shares were issued in 2012.

A summary of changes in the Company’s nonvested shares for the year follows:

Nonvested Shares	Shares	Weighted Average Grant Date Fair Value

Nonvested at January 1, 2014	85,000	$10.30
Granted	—	—
Vested	—	—
Forfeited	(10,000)	$10.30
Nonvested at December 31, 2014	75,000	$10.30

As of December 31, 2014, there was no unrecognized compensation cost related to nonvested shares granted under the Plan.  Compensation expense recorded in conjunction with the performance awards totaled $140,904, $239,866 and $129,461 for the year ended ended December 31, 2014, 2013 and 2012, respectively.